FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:   12/31/99   (a)
               or fiscal year ending: 12/31/99   (b)


Is this a transition report?: (Y/N) _N_


Is this an amendment to a previous filing? (Y/N)  _N_

Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:


1.   A.  Registrant Name:Prudential Qualified Individual Variable Contract
         Account
     B.  File Number: 811-3625
     C.  Telephone Number:973-802-6000

2.   A.  Street:213 Washington Street
     B.  City:Newark         C.  State:NJ
     D.  Zip Code:07102      Zip Ext:2992
     E.  Foreign Country:    Foreign Postal Code:

3.   Is this the first filing on this form by Registrant?(Y/N) _N_

4.   Is this the last filing on this form by Registrant?(Y/N) _N_

5.   Is Registrant a small business investment company (SBIC)?(Y/N) _N_

6.   Is Registrant a unit investment trust(UIT)?(Y/N) _Y_
     (If answer is "Y" (yes) complete only items 111 through 132)

7.   A.   Is Registrant multiple portfolio company?(Y/N) _N_
          (If answer is "N" (No), go to item 8.)

     B. How many separate series 6r portfolios did Registrant have at the end of the period?

SCREEN NUMBER:  01      PAGE NUMBER: 01


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For period ending 12/31/99                               If filing more than one
File number 811-3625                                     Page 2, "X":  _____


C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATON IS REQUIRED EACH TIME THE FORM IS FILED.


                                                         Is this the
 Series                                                  last filing
 Number         Series Name                            for this series?
 ------         -----------                            ----------------
    1                                                         (Y/N)





SCREEN NUMBER:  02      PAGE NUMBER: 02

(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

For period ending 12/31/99                               If filing more than one
File number 811-3625                                     Page 47, "X":

UNIT INVESTMENT TRUSTS

111.* A.  Depositor Name:  Prudential Insurance Company of America
      B.  File Number (If any): _________________
      C.  City:  Newark
          State: NJ                 Zip Code:   07102       Zip Ext:
          Foreign Country: __________   Foreign Postal Code:

111.* A.  Depositor Name: _________________________________
      B.  File Number (If any): _________
      C.  City: ______________        State: _____  Zip Code: ____  Zip Ext:
          Foreign Country: __________   Foreign Postal Code:

112. * A.  Sponsor Name:
       B.  File Number (If any): _________________
       C.  City:____________        State: _____  Zip Code:_____  Zip Ext:
           Foreign Country: __________   Foreign Postal Code:

112. * A.  Sponsor Name:
       B.  File Number (If any): _________________
       C.  City:____________        State: _____  Zip Code:_____  Zip Ext:
           Foreign Country: __________   Foreign Postal Code:

SCREEN NUMBER: 55       PAGE NUMBER: 47

For period ending 12/31/99                               If filing more than one
File number 811-3625                                     Page 48, "X":


113.    A.  Trustee Name:
 *      B.  City: ___________        State: __    Zip Code: _____  Zip Ext:
        Foreign Country: __________  Foreign Postal Code:

113.    A.  Trustee Name:
 *      B.  City: ___________        State: __    Zip Code: _____  Zip Ext:
        Foreign Country: __________  Foreign Postal Code:

114.    A.  Principal Underwriter Name: Pruco Securities Corporation
        B.  File Number: 8-16402
        C.  City:  Newark            State:  NJ   Zip Code: 07102   Zip Ext:3777
        Foreign Country: __________  Foreign Postal Code:

114.    A.  Principal Underwriter Name:
 *      B.  File Number: 8-
        C.  City: _______            State: __    Zip Code: _____ Zip Ext:
        Foreign Country: __________  Foreign Postal Code:

115.    A.  Independent Public Accountant Name:  PRICEWATERHOUSECOOPERS, LLP
 *      B.  City:  New York          State:  NY  Zip Code: 10036  Zip Ext:
        Foreign Country: __________  Foreign Postal Code:

115.    A.  Independent Public Accountant Name:
 *      B.  City: ________           State:      Zip Code: _____ Zip Ext:
        Foreign Country: __________  Foreign Postal Code:

SCREEN NUMBER: 56       PAGE NUMBER: 48

For period ending 12/31/99                               If filing more than one
File number 811-3625                                     Page 49, "X":6


116. A.  Is Registrant part of a family of investment companies?(Y/N)  _Y_
 *

     B.   Identify the family in 10 letters: Prudential
     (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  Is Reparate account of an insurance company?(Y/N)  _Y_
 *
     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.  Variable annuity contracts?(Y/N): _Y_
     C.  Scheduled premium variable life contracts: _N_
     D.  Flexible premium variable life contracts: _N_
     E. Other types of insurance products registered under the Securities Acts of 1933?(Y/N) _N_

118. State the number of series existing at the end of the period that had
 *   securities registered under the Securities Act of 1933 _1_


119. State the number of new series for which registration statements the
 *   Securities Act of 1933 became effective during the period  _0_

120. State the total value of the portfolio securities on the date of deposit
 *   for the new series included 9 ($000's omitted) _0_


121. State the number of series for which a current prospectus was in existence
 *   at the end of the period _1_

122. State the number of existing series for which additional units were
 *   registered under the Securities Act of 1933 during the period _1_


SCREEN NUMBER: 57       PAGE NUMBER: 49
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For period ending 12/31/99                               If filing more than one
File number 811-3625                                     Page 50, "X": ______


123. State the total value of the additional units considered in answering item
 *   122 ($000's omitted) $(550,366)

124. State the total value of units prior series that were placed in the
 * portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)($000's omitted) $000

125. State the total dollar amount of sales loads collected (before reallowances to
o    other brokers or dealers) by Registrant's principal underwriter and any
o underwriter which is an affiliated person of the principal underwriter during the
o current period solely from the sale of units of all series of Registrant ($000's omitted) $000

126. Of the amounts shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)($000's omitted)
     $000

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                     Number of    Total Assets   Total Income
                                      Series        ($000's      Distributions
                                     Investing     omitted)     ($000's omitted)
                                     ---------     --------     ----------------

A.  U.S. Treasury direct issue
B.  U.S. Government agency
C.  State and municipal tax-free
D.  Public utility debt
E.  Brokers or dealers debt or
    debt of brokers' or dealers'
    parent
F.  All other corporate intermed.
    & long term debt
G.  All other corporate short-
    term debt
H.  Equity securities of brokers
    or dealers or parents of
    brokers or dealers
I.  Investment company equity
    securities
J.  All other equity securities           1       4,093,636
K.  Other securities
L.  Total assets of all series of         1       4,093,636
    registrant


SCREEN NUMBER: 58       PAGE NUMBER:50

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For period ending 12/31/99                               If filing more than one
File number 811-3625                                     Page 51, "X"_______


128. Is the timely payment of principal and interest on any of the portfolio securities
o held by any of Registrant's series at the end of the current period insured or
o    guaranteed by an entity other than the issuer?(Y/N)_N_

129. Is the issuer of any instrument covered in item 128 delinquent or in
 * default as to payment of principal or interest at the end of the current period? (Y/N) __________

130. In computations of NAV or offering price per unit, is any part of the value
o    attributed to instruments identified in item 129 derived from insurance or
o    guarantees?(Y/N) _________

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $48,537

132. List the "811" (Investment Company Act of 1940) registration number for all
 *   Series of Registrant that are being included in this filing:


             811-3625      811-          811-          811-
             811-          811-          811-          811-
             811-          811-          811-          811-
             811-          811-          811-          811-
             811-          811-          811-          811-
             811-          811-          811-          811-
             811-          811-          811-          811-
             811-          811-          811-          811-


SCREEN NUMBER: 59       PAGE NUMBER:51

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This report is signed on behalf of the registrant in the City of Newark and
State of New Jersey on the 25th day of February, 2000.


PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY



BY:  /S/ Dennis G. Sullivan            WITNESS: /S/ William Sues

        Dennis G. Sullivan                      William Sues
        Vice President                          Director, Separate Accounts